Distribution Date:	03/17/23	BANK 2019-BNK22
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK22

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	KeyBank National Association
Principal Prepayment Detail	20		Andy Lindenman	(913) 317-4372
Historical Detail	21		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540XBC4	2.077000%	16,733,000.00	6,005,507.89	348,180.88	10,394.53	0.00	0.00	358,575.41	5,657,327.01	30.29%	30.00%
A-2	06540XBD2	2.409000%	6,119,000.00	6,119,000.00	0.00	12,283.89	0.00	0.00	12,283.89	6,119,000.00	30.29%	30.00%
A-SB	06540XBE0	2.897000%	19,728,000.00	19,728,000.00	0.00	47,626.68	0.00	0.00	47,626.68	19,728,000.00	30.29%	30.00%
A-3	06540XBF7	2.726000%	306,500,000.00	306,500,000.00	0.00	696,265.83	0.00	0.00	696,265.83	306,500,000.00	30.29%	30.00%
A-4	06540XBG5	2.978000%	450,348,000.00	450,348,000.00	0.00	1,117,613.62	0.00	0.00	1,117,613.62	450,348,000.00	30.29%	30.00%
A-S	06540XBK6	3.210000%	117,060,000.00	117,060,000.00	0.00	313,135.50	0.00	0.00	313,135.50	117,060,000.00	19.94%	19.75%
B	06540XBL4	3.412000%	48,536,000.00	48,536,000.00	0.00	138,004.03	0.00	0.00	138,004.03	48,536,000.00	15.65%	15.50%
C	06540XBM2	3.461074%	49,965,000.00	49,965,000.00	0.00	144,110.49	0.00	0.00	144,110.49	49,965,000.00	11.23%	11.13%
D	06540XAL5	2.500000%	31,406,000.00	31,406,000.00	0.00	65,429.17	0.00	0.00	65,429.17	31,406,000.00	8.46%	8.38%
E	06540XAN1	2.500000%	22,841,000.00	22,841,000.00	0.00	47,585.42	0.00	0.00	47,585.42	22,841,000.00	6.44%	6.38%
F	06540XAQ4	1.961074%	22,840,000.00	22,840,000.00	0.00	37,325.78	0.00	0.00	37,325.78	22,840,000.00	4.42%	4.38%
G	06540XAS0	1.961074%	11,421,000.00	11,421,000.00	0.00	18,664.53	0.00	0.00	18,664.53	11,421,000.00	3.41%	3.38%
H	06540XAU5	1.961074%	12,848,000.00	12,848,000.00	0.00	20,996.57	0.00	0.00	20,996.57	12,848,000.00	2.27%	2.25%
J*	06540XAW1	1.961074%	25,696,287.00	25,696,287.00	0.00	40,954.05	0.00	0.00	40,954.05	25,696,287.00	0.00%	0.00%
V	06540XAY7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540XBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	NA	3.461074%	60,107,436.19	59,542,831.34	18,325.31	171,680.43	0.00	0.00	190,005.74	59,524,506.03	0.00%	0.00%
Regular SubTotal			1,202,148,723.19	1,190,856,626.23	366,506.19	2,882,070.52	0.00	0.00	3,248,576.71	1,190,490,120.04

X-A	06540XBH3	0.594306%	799,428,000.00	788,700,507.89	0.00	390,608.05	0.00	0.00	390,608.05	788,352,327.01
X-B	06540XBJ9	0.147395%	215,561,000.00	215,561,000.00	0.00	26,477.20	0.00	0.00	26,477.20	215,561,000.00
X-D	06540XAA9	0.961074%	54,247,000.00	54,247,000.00	0.00	43,446.17	0.00	0.00	43,446.17	54,247,000.00
X-F	06540XAC5	1.500000%	22,840,000.00	22,840,000.00	0.00	28,550.00	0.00	0.00	28,550.00	22,840,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	06540XAE1	1.500000%	11,421,000.00	11,421,000.00	0.00	14,276.25	0.00	0.00	14,276.25	11,421,000.00
X-H	06540XAG6	1.500000%	12,848,000.00	12,848,000.00	0.00	16,060.00	0.00	0.00	16,060.00	12,848,000.00
X-J	06540XAJ0	1.500000%	25,696,287.00	25,696,287.00	0.00	32,120.36	0.00	0.00	32,120.36	25,696,287.00
Notional SubTotal			1,142,041,287.00	1,131,313,794.89	0.00	551,538.03	0.00	0.00	551,538.03	1,130,965,614.01

Deal Distribution Total					366,506.19	3,433,608.55	0.00	0.00	3,800,114.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540XBC4	358.90204327	20.80803681	0.62119943	0.00000000	0.00000000	0.00000000	0.00000000	21.42923624	338.09400645
A-2	06540XBD2	1,000.00000000	0.00000000	2.00749959	0.00000000	0.00000000	0.00000000	0.00000000	2.00749959	1,000.00000000
A-SB	06540XBE0	1,000.00000000	0.00000000	2.41416667	0.00000000	0.00000000	0.00000000	0.00000000	2.41416667	1,000.00000000
A-3	06540XBF7	1,000.00000000	0.00000000	2.27166666	0.00000000	0.00000000	0.00000000	0.00000000	2.27166666	1,000.00000000
A-4	06540XBG5	1,000.00000000	0.00000000	2.48166667	0.00000000	0.00000000	0.00000000	0.00000000	2.48166667	1,000.00000000
A-S	06540XBK6	1,000.00000000	0.00000000	2.67500000	0.00000000	0.00000000	0.00000000	0.00000000	2.67500000	1,000.00000000
B	06540XBL4	1,000.00000000	0.00000000	2.84333340	0.00000000	0.00000000	0.00000000	0.00000000	2.84333340	1,000.00000000
C	06540XBM2	1,000.00000000	0.00000000	2.88422876	0.00000000	0.00000000	0.00000000	0.00000000	2.88422876	1,000.00000000
D	06540XAL5	1,000.00000000	0.00000000	2.08333344	0.00000000	0.00000000	0.00000000	0.00000000	2.08333344	1,000.00000000
E	06540XAN1	1,000.00000000	0.00000000	2.08333348	0.00000000	0.00000000	0.00000000	0.00000000	2.08333348	1,000.00000000
F	06540XAQ4	1,000.00000000	0.00000000	1.63422855	0.00000000	0.00000000	0.00000000	0.00000000	1.63422855	1,000.00000000
G	06540XAS0	1,000.00000000	0.00000000	1.63422905	0.00000000	0.00000000	0.00000000	0.00000000	1.63422905	1,000.00000000
H	06540XAU5	1,000.00000000	0.00000000	1.63422867	0.00000000	0.00000000	0.00000000	0.00000000	1.63422867	1,000.00000000
J	06540XAW1	1,000.00000000	0.00000000	1.59377306	0.04045526	0.54129532	0.00000000	0.00000000	1.59377306	1,000.00000000
V	06540XAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540XBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	NA	990.60673877	0.30487592	2.85622613	0.00091020	0.01342413	0.00000000	0.00000000	3.16110205	990.30186285

Notional Certificates
X-A	06540XBH3	986.58104031	0.00000000	0.48860942	0.00000000	0.00000000	0.00000000	0.00000000	0.48860942	986.14550280
X-B	06540XBJ9	1,000.00000000	0.00000000	0.12282927	0.00000000	0.00000000	0.00000000	0.00000000	0.12282927	1,000.00000000
X-D	06540XAA9	1,000.00000000	0.00000000	0.80089535	0.00000000	0.00000000	0.00000000	0.00000000	0.80089535	1,000.00000000
X-F	06540XAC5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06540XAE1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06540XAG6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	06540XAJ0	1,000.00000000	0.00000000	1.25000005	0.00000000	0.00000000	0.00000000	0.00000000	1.25000005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	10,394.53	0.00	10,394.53	0.00	0.00	0.00	10,394.53	0.00
A-2	02/01/23 - 02/28/23	30	0.00	12,283.89	0.00	12,283.89	0.00	0.00	0.00	12,283.89	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	47,626.68	0.00	47,626.68	0.00	0.00	0.00	47,626.68	0.00
A-3	02/01/23 - 02/28/23	30	0.00	696,265.83	0.00	696,265.83	0.00	0.00	0.00	696,265.83	0.00
A-4	02/01/23 - 02/28/23	30	0.00	1,117,613.62	0.00	1,117,613.62	0.00	0.00	0.00	1,117,613.62	0.00
X-A	02/01/23 - 02/28/23	30	0.00	390,608.05	0.00	390,608.05	0.00	0.00	0.00	390,608.05	0.00
X-B	02/01/23 - 02/28/23	30	0.00	26,477.20	0.00	26,477.20	0.00	0.00	0.00	26,477.20	0.00
A-S	02/01/23 - 02/28/23	30	0.00	313,135.50	0.00	313,135.50	0.00	0.00	0.00	313,135.50	0.00
B	02/01/23 - 02/28/23	30	0.00	138,004.03	0.00	138,004.03	0.00	0.00	0.00	138,004.03	0.00
C	02/01/23 - 02/28/23	30	0.00	144,110.49	0.00	144,110.49	0.00	0.00	0.00	144,110.49	0.00
X-D	02/01/23 - 02/28/23	30	0.00	43,446.17	0.00	43,446.17	0.00	0.00	0.00	43,446.17	0.00
X-F	02/01/23 - 02/28/23	30	0.00	28,550.00	0.00	28,550.00	0.00	0.00	0.00	28,550.00	0.00
X-G	02/01/23 - 02/28/23	30	0.00	14,276.25	0.00	14,276.25	0.00	0.00	0.00	14,276.25	0.00
X-H	02/01/23 - 02/28/23	30	0.00	16,060.00	0.00	16,060.00	0.00	0.00	0.00	16,060.00	0.00
X-J	02/01/23 - 02/28/23	30	0.00	32,120.36	0.00	32,120.36	0.00	0.00	0.00	32,120.36	0.00
D	02/01/23 - 02/28/23	30	0.00	65,429.17	0.00	65,429.17	0.00	0.00	0.00	65,429.17	0.00
E	02/01/23 - 02/28/23	30	0.00	47,585.42	0.00	47,585.42	0.00	0.00	0.00	47,585.42	0.00
F	02/01/23 - 02/28/23	30	0.00	37,325.78	0.00	37,325.78	0.00	0.00	0.00	37,325.78	0.00
G	02/01/23 - 02/28/23	30	0.00	18,664.53	0.00	18,664.53	0.00	0.00	0.00	18,664.53	0.00
H	02/01/23 - 02/28/23	30	0.00	20,996.57	0.00	20,996.57	0.00	0.00	0.00	20,996.57	0.00
J	02/01/23 - 02/28/23	30	12,848.73	41,993.61	0.00	41,993.61	1,039.55	0.00	0.00	40,954.05	13,909.28
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	02/01/23 - 02/28/23	30	750.01	171,735.14	0.00	171,735.14	54.71	0.00	0.00	171,680.43	806.89
Totals			13,598.74	3,434,702.82	0.00	3,434,702.82	1,094.26	0.00	0.00	3,433,608.55	14,716.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,800,114.74
Non-VRR Available Funds	3,610,109.00
VRR Available Funds	190,005.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,225,080.61	Master Servicing Fee	12,218.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,359.95
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	463.11
ARD Interest	0.00	Operating Advisor Fee	879.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	231.56
Extension Interest	0.00
Interest Reserve Withdrawal	229,065.57
Total Interest Collected	3,454,146.18	Total Fees	19,443.39

Principal		Expenses/Reimbursements
Scheduled Principal	366,506.19	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,094.27
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	366,506.19	Total Expenses/Reimbursements	1,094.27

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,433,608.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	366,506.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,800,114.74
Total Funds Collected	3,820,652.37	Total Funds Distributed	3,820,652.40

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,190,856,626.83	1,190,856,626.83	Beginning Certificate Balance	1,190,856,626.23
(-) Scheduled Principal Collections	366,506.19	366,506.19	(-) Principal Distributions	366,506.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,190,490,120.64	1,190,490,120.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,190,856,626.84	1,190,856,626.84	Ending Certificate Balance	1,190,490,120.04
Ending Actual Collateral Balance	1,190,490,120.65	1,190,490,120.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP
1,000,000 or less	1	930,175.73	0.08%	79	3.2300	0.690000	1.50 or less	18	100,922,906.31	8.48%	79	3.4578	1.169088
1,000,001 to 2,000,000	4	5,943,684.45	0.50%	79	3.2380	1.013494	1.51 to 1.75	8	131,157,739.91	11.02%	77	3.6670	1.600622
2,000,001 to 3,000,000	4	9,407,919.95	0.79%	79	3.5454	2.443706	1.76 to 2.00	3	63,070,808.34	5.30%	79	3.7773	1.895165
3,000,001 to 4,000,000	5	17,903,566.06	1.50%	79	3.4758	1.521256	2.01 to 2.25	5	66,647,343.56	5.60%	79	3.5682	2.090170
4,000,001 to 5,000,000	5	22,573,991.10	1.90%	79	3.4351	1.571664	2.26 to 2.50	6	209,277,000.00	17.58%	79	3.5564	2.454900
5,000,001 to 6,000,000	2	11,116,869.44	0.93%	78	3.6885	2.463176	2.51 to 2.75	10	179,659,289.02	15.09%	78	3.5103	2.671109
6,000,001 to 7,000,000	3	19,413,660.67	1.63%	60	4.0864	1.917209	2.76 to 3.00	8	97,557,491.30	8.19%	78	3.4083	2.928328
7,000,001 to 8,000,000	1	7,425,400.40	0.62%	79	3.0600	1.370000	3.01 or greater	10	251,054,432.43	21.09%	78	3.3261	3.451843
8,000,001 to 9,000,000	2	16,941,904.50	1.42%	79	3.7461	2.294692	Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
9,000,001 to 10,000,000	3	30,000,000.00	2.52%	78	3.2117	2.786667
10,000,001 to 15,000,000	14	182,747,467.09	15.35%	79	3.4497	2.393589
15,000,001 to 20,000,000	7	124,553,000.00	10.46%	79	3.6563	2.297057
20,000,001 to 30,000,000	7	190,000,000.00	15.96%	78	3.3647	2.793205
30,000,001 to 50,000,000	7	262,862,371.48	22.08%	79	3.4974	2.430320
50,000,001 to 80,000,000	3	197,527,000.00	16.59%	78	3.5728	2.784334
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	91,143,109.77	7.66%	78	3.2562	NAP	Utah	1	11,676,695.28	0.98%	78	3.7300	2.621900
Alabama	2	2,611,524.00	0.22%	79	3.3977	2.830649	Virginia	1	45,000,000.00	3.78%	79	3.3300	2.995600
Arizona	2	11,675,000.00	0.98%	79	3.7088	2.657654	Washington	2	24,770,808.34	2.08%	79	3.6748	1.982086
Arkansas	1	1,825,925.00	0.15%	79	3.5200	2.728600	Washington, DC	1	88,475,000.00	7.43%	78	3.0850	2.741400
California	9	268,913,660.67	22.59%	77	3.5505	2.708442	Wisconsin	2	6,905,084.00	0.58%	79	3.1264	3.057000
Colorado	1	15,000,000.00	1.26%	80	3.1500	2.989100	Totals	131	1,190,490,120.64	100.00%	78	3.4819	2.526295
Connecticut	3	2,300,000.00	0.19%	80	3.9500	4.960700
									Property Type³
Florida	8	36,673,000.00	3.08%	79	3.8900	2.730000
Georgia	2	20,807,052.25	1.75%	78	3.5709	3.036026		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	16,963,617.95	1.42%	79	3.5926	3.336334		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	6,766,128.20	0.57%	79	3.7708	2.834421	Defeased	15	91,143,109.77	7.66%	78	3.2562	NAP
Iowa	1	864,953.00	0.07%	79	3.1264	3.057000	Industrial	3	19,806,860.74	1.66%	79	3.6496	2.621351
Kansas	1	2,136,493.63	0.18%	79	4.0300	2.530000	Lodging	5	45,476,674.48	3.82%	78	3.7508	2.148211
Louisiana	6	16,339,272.00	1.37%	79	3.6918	2.589948	Mixed Use	3	42,012,225.00	3.53%	79	3.4681	1.850824
Maryland	1	5,486,869.44	0.46%	79	3.8100	2.056000	Multi-Family	31	218,426,355.84	18.35%	79	3.3699	1.869490
Minnesota	3	20,802,488.00	1.75%	79	3.3576	2.866044	Office	12	459,087,660.67	38.56%	77	3.3567	2.708491
Missouri	3	3,704,500.00	0.31%	79	3.8380	2.469200	Other	1	61,000,000.00	5.12%	80	3.8400	1.622700
Nevada	1	3,877,175.60	0.33%	80	3.9400	1.663200	Retail	45	170,985,320.94	14.36%	79	3.6722	2.558773
New York	32	371,817,452.62	31.23%	79	3.4182	1.889585	Self Storage	16	82,551,913.20	6.93%	79	3.8842	2.677576
North Carolina	2	17,297,171.83	1.45%	78	3.7811	1.893859	Totals	131	1,190,490,120.64	100.00%	78	3.4819	2.526295
Ohio	7	9,581,608.00	0.80%	79	3.7393	2.549671
Pennsylvania	1	3,844,000.00	0.32%	79	3.8380	2.469200
South Carolina	3	25,714,746.42	2.16%	79	4.0776	1.198076
Tennessee	1	5,254,500.00	0.44%	79	3.8380	2.469200
Texas	13	52,262,284.64	4.39%	79	3.6834	2.708705

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP
	3.250% or less	22	251,585,269.95	21.13%	79	3.1355	2.552244	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	15	361,311,519.67	30.35%	78	3.3747	2.728553	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	14	215,647,419.36	18.11%	79	3.6344	2.505495	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	14	248,332,623.47	20.86%	79	3.8698	2.142205	37 months to 48 months	68	1,099,347,010.87	92.34%	78	3.5007	2.485730
	4.001% to 4.500%	2	16,211,493.63	1.36%	79	4.1342	1.394988	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	1	6,258,684.79	0.53%	19	4.5520	1.568700	Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
	Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP
	60 months or less	1	6,258,684.79	0.53%	19	4.5520	1.568700	Interest Only	40	930,338,837.00	78.15%	79	3.4852	2.619480
	61 months or greater	67	1,093,088,326.08	91.82%	79	3.4946	2.490981	298 months or less	3	10,431,279.62	0.88%	79	3.5287	1.480735
	Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295	299 months to 357 months	23	149,474,991.74	12.56%	76	3.6069	1.838281
								358 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	9,101,902.51	0.76%	79	3.3040	0.599119
								Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	91,143,109.77	7.66%	78	3.2562	NAP			No outstanding loans in this group
Underwriter's Information		12	249,506,034.48	20.96%	78	3.3345	3.000460
	12 months or less	38	766,514,030.14	64.39%	78	3.5878	2.443361
	13 months to 24 months	16	76,402,357.66	6.42%	79	3.1989	1.338142
	25 months or greater	2	6,924,588.59	0.58%	79	3.1701	1.290957
	Totals	70	1,190,490,120.64	100.00%	78	3.4819	2.526295
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801961	OF	San Francisco	CA	Actual/360	3.450%	214,666.67	0.00	0.00	08/01/29	08/01/34	--	80,000,000.00	80,000,000.00	03/01/23
1A	300801964				Actual/360	3.450%	67,083.33	0.00	0.00	08/01/29	08/01/34	--	25,000,000.00	25,000,000.00	03/01/23
1B	300801967				Actual/360	3.450%	26,833.33	0.00	0.00	08/01/29	08/01/34	--	10,000,000.00	10,000,000.00	03/01/23
2	310951942	OF	New York	NY	Actual/360	3.270%	76,300.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	03/11/23
2A	310951943				Actual/360	3.270%	63,583.33	0.00	0.00	N/A	09/11/29	--	25,000,000.00	25,000,000.00	03/11/23
2B	300801986				Actual/360	3.270%	76,300.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	03/11/23
2C	300801987				Actual/360	3.270%	63,583.33	0.00	0.00	N/A	09/11/29	--	25,000,000.00	25,000,000.00	03/11/23
3	310952669	OF	Washington	DC	Actual/360	3.085%	28,958.81	0.00	0.00	09/30/29	09/30/33	--	12,068,965.52	12,068,965.52	03/11/23
3A	310952945				Actual/360	3.085%	33,306.77	0.00	0.00	09/30/29	09/30/33	--	13,881,034.48	13,881,034.48	03/11/23
3B	310953179				Actual/360	3.085%	23,994.44	0.00	0.00	09/30/29	09/30/33	--	10,000,000.00	10,000,000.00	03/11/23
3C	300801978				Actual/360	3.085%	91,013.41	0.00	0.00	09/30/29	09/30/33	--	37,931,034.48	37,931,034.48	03/11/23
3D	300801979				Actual/360	3.085%	35,017.41	0.00	0.00	09/30/29	09/30/33	--	14,593,965.52	14,593,965.52	03/11/23
4	310951799	SS	Various	Various	Actual/360	3.190%	207,420.89	0.00	0.00	N/A	09/11/29	--	83,600,000.00	83,600,000.00	03/11/23
5	322640005	SS	Various	Various	Actual/360	3.890%	136,150.00	0.00	0.00	N/A	10/01/29	--	45,000,000.00	45,000,000.00	03/01/23
5A	322640105				Actual/360	3.890%	60,511.11	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	03/01/23
6	1958708	Various Various		Various	Actual/360	3.838%	186,650.04	0.00	0.00	N/A	10/01/29	--	62,527,000.00	62,527,000.00	03/01/23
7	300801982	98	New York	NY	Actual/360	3.840%	128,128.00	0.00	0.00	11/01/29	11/01/34	--	42,900,000.00	42,900,000.00	03/01/23
7A	300801983				Actual/360	3.840%	54,058.67	0.00	0.00	11/01/29	11/01/34	--	18,100,000.00	18,100,000.00	03/01/23
8	310952783	OF	Beverly Hills	CA	Actual/360	3.450%	147,583.33	0.00	0.00	N/A	10/11/29	--	55,000,000.00	55,000,000.00	03/11/23
9	310950631	OF	McLean	VA	Actual/360	3.330%	64,750.00	0.00	0.00	N/A	10/11/29	--	25,000,000.00	25,000,000.00	03/11/23
9A	310952136				Actual/360	3.330%	51,800.00	0.00	0.00	N/A	10/11/29	--	20,000,000.00	20,000,000.00	03/11/23
10	1958440	Various New York		NY	Actual/360	3.210%	109,853.33	0.00	0.00	N/A	10/01/29	--	44,000,000.00	44,000,000.00	03/01/23
11	1958894	MF	Bronx	NY	Actual/360	3.650%	91,696.11	0.00	0.00	N/A	11/01/29	--	32,300,000.00	32,300,000.00	03/01/23
12	300801968	MF	Manteca	CA	Actual/360	3.570%	84,688.33	0.00	0.00	N/A	10/01/29	--	30,500,000.00	30,500,000.00	03/01/23
13	300801984	RT	Various	Various	Actual/360	3.126%	73,511.16	0.00	0.00	N/A	10/01/29	--	30,231,337.00	30,231,337.00	03/01/23
14	453012193	RT	Various	Various	Actual/360	3.670%	85,633.33	0.00	0.00	N/A	10/01/29	--	30,000,000.00	30,000,000.00	03/01/23
15	1958646	Various Various		Various	Actual/360	3.520%	47,782.44	0.00	0.00	N/A	10/01/29	--	17,453,000.00	17,453,000.00	03/01/23
16	1855963	MU	Los Angeles	CA	Actual/360	3.740%	49,451.11	0.00	0.00	N/A	10/01/29	--	17,000,000.00	17,000,000.00	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
17	300801976	MF	Santa Maria	CA	Actual/360	3.545%	44,804.86	0.00	0.00	N/A	10/01/29	--	16,250,000.00	16,250,000.00	03/01/23
18	310952089	RT	Rancho Mirage	CA	Actual/360	3.738%	45,790.50	0.00	0.00	N/A	10/11/29	--	15,750,000.00	15,750,000.00	03/11/23
19	470115740	MF	Riverdale	NY	Actual/360	3.190%	35,831.19	31,116.43	0.00	N/A	10/01/29	--	14,441,590.55	14,410,474.12	03/01/23
20	1958562	OF	Jamaica	NY	Actual/360	3.330%	38,850.00	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	03/01/23
21	322640021	MF	Castle Rock	CO	Actual/360	3.150%	36,750.00	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	03/01/23
22	470115940	MF	Jackson Heights	NY	Actual/360	3.130%	32,864.60	29,289.29	0.00	N/A	10/01/29	--	13,499,833.92	13,470,544.63	03/01/23
23	1958548	RT	Myrtle Beach	SC	Actual/360	4.150%	45,430.97	0.00	0.00	N/A	10/01/29	--	14,075,000.00	14,075,000.00	03/01/23
24	310951965	MF	Seattle	WA	Actual/360	3.463%	37,708.22	0.00	0.00	N/A	10/11/29	--	14,000,000.00	14,000,000.00	03/11/23
25	310951575	LO	Duluth	GA	Actual/360	3.550%	33,526.17	25,213.08	0.00	N/A	09/11/29	--	12,142,274.03	12,117,060.95	03/11/23
26	322640026	LO	Moab	UT	Actual/360	3.730%	33,944.45	23,803.23	0.00	N/A	09/01/29	--	11,700,498.51	11,676,695.28	03/01/23
27	300801969	LO	Columbia	SC	Actual/360	3.990%	36,193.19	22,934.84	0.00	N/A	10/01/29	--	11,662,681.26	11,639,746.42	03/01/23
28	1958021	RT	Puyallup	WA	Actual/360	3.950%	33,156.11	21,415.67	0.00	N/A	09/01/29	--	10,792,224.01	10,770,808.34	03/01/23
29	600951628	LO	Wilmington	NC	Actual/360	3.740%	29,273.96	20,449.99	0.00	N/A	09/11/29	--	10,063,621.82	10,043,171.83	03/11/23
30	470115560	MF	New York	NY	Actual/360	3.100%	24,111.11	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	03/01/23
31	1958574	IN	Atlanta	GA	Actual/360	3.600%	24,382.10	17,899.92	0.00	N/A	10/01/29	--	8,707,891.22	8,689,991.30	03/01/23
32	300801954	SS	San Antonio	TX	Actual/360	3.900%	25,080.63	16,426.17	0.00	N/A	10/01/29	--	8,268,339.37	8,251,913.20	03/01/23
33	322640033	MF	Fort Gratiot	MI	Actual/360	3.990%	23,455.12	14,930.42	0.00	N/A	09/01/29	--	7,558,040.19	7,543,109.77	03/01/23
34	470115790	MF	New York	NY	Actual/360	3.060%	17,711.19	16,276.56	0.00	N/A	10/01/29	--	7,441,676.96	7,425,400.40	03/01/23
35	610950810	SS	Aptos	CA	Actual/360	3.790%	20,634.44	0.00	0.00	N/A	10/11/29	--	7,000,000.00	7,000,000.00	03/11/23
36	410948636	OF	Sacramento	CA	Actual/360	3.950%	18,946.88	12,182.76	0.00	N/A	10/11/29	--	6,167,158.64	6,154,975.88	03/11/23
37	410951235	OF	Diamond Bar	CA	Actual/360	4.552%	22,195.45	10,430.45	0.00	N/A	10/11/24	--	6,269,115.24	6,258,684.79	03/11/23
38	1958423	IN	Silver Spring	MD	Actual/360	3.810%	16,303.11	14,741.04	0.00	N/A	10/01/29	--	5,501,610.48	5,486,869.44	03/01/23
39	610950683	IN	Glendale	AZ	Actual/360	3.570%	15,632.63	0.00	0.00	09/11/29	09/11/32	--	5,630,000.00	5,630,000.00	03/11/23
40	470115310	MF	Yonkers	NY	Actual/360	3.460%	12,930.42	6,319.36	0.00	N/A	10/01/29	--	4,804,864.77	4,798,545.41	03/01/23
41	470116020	MF	Bethpage	NY	Actual/360	3.180%	11,520.79	10,047.90	0.00	N/A	10/01/29	--	4,658,001.90	4,647,954.00	03/01/23
42	1958626	RT	The Colony	TX	Actual/360	3.565%	12,477.50	0.00	0.00	N/A	10/01/29	--	4,500,000.00	4,500,000.00	03/01/23
43	470115920	MF	Riverdale	NY	Actual/360	3.130%	10,490.79	5,957.47	0.00	N/A	10/01/29	--	4,309,314.57	4,303,357.10	03/01/23
44	1957053	MF	San Marcos	TX	Actual/360	3.850%	12,970.61	7,422.55	0.00	N/A	11/01/29	--	4,331,557.14	4,324,134.59	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
45	1958504	RT	Las Vegas	NV	Actual/360	3.940%	11,901.56	6,582.99	0.00	N/A	11/01/29	--	3,883,758.59	3,877,175.60	03/01/23
46	470115660	MF	Mt. Vernon	NY	Actual/360	3.210%	8,345.45	13,215.74	0.00	N/A	10/01/29	--	3,342,635.48	3,329,419.74	03/01/23
47	1958622	MU	Spring	TX	Actual/360	3.700%	10,755.69	0.00	0.00	N/A	10/01/29	--	3,737,500.00	3,737,500.00	03/01/23
48	470115210	MF	Forest Hills	NY	Actual/360	3.200%	8,984.89	0.00	0.00	N/A	10/01/29	--	3,610,000.00	3,610,000.00	03/01/23
49	470114660	MF	Brooklyn	NY	Actual/360	3.250%	8,484.87	7,182.56	0.00	N/A	10/01/29	--	3,356,653.28	3,349,470.72	03/01/23
50	470115610	MF	New York	NY	Actual/360	3.150%	6,616.56	5,845.81	0.00	N/A	10/01/29	--	2,700,637.54	2,694,791.73	03/01/23
51	470114410	MF	Bronx	NY	Actual/360	3.150%	5,589.85	4,938.70	0.00	N/A	10/01/29	--	2,281,573.29	2,276,634.59	03/01/23
52	1958564	SS	Various	CT	Actual/360	3.950%	7,066.11	0.00	0.00	N/A	11/01/29	--	2,300,000.00	2,300,000.00	03/01/23
53	470114180	MF	Lawrence	KS	Actual/360	4.030%	6,709.86	4,190.72	0.00	N/A	10/01/29	--	2,140,684.35	2,136,493.63	03/01/23
54	470115390	MF	New York	NY	Actual/360	3.190%	4,514.73	3,920.67	0.00	N/A	10/01/29	--	1,819,640.42	1,815,719.75	03/01/23
55	470114900	MF	New York	NY	Actual/360	3.230%	4,073.30	6,401.06	0.00	N/A	10/01/29	--	1,621,391.50	1,614,990.44	03/01/23
56	470115070	MF	New York	NY	Actual/360	3.260%	3,546.68	2,989.65	0.00	N/A	10/01/29	--	1,398,776.99	1,395,787.34	03/01/23
57	470115480	MF	Garden City	NY	Actual/360	3.300%	2,873.56	2,381.90	0.00	N/A	10/01/29	--	1,119,568.82	1,117,186.92	03/01/23
58	470115640	MF	New Rochelle	NY	Actual/360	3.230%	2,341.83	1,999.26	0.00	N/A	10/01/29	--	932,174.99	930,175.73	03/01/23
Totals							3,225,080.61	366,506.19	0.00				1,190,856,626.83	1,190,490,120.64
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	67,955,939.48	46,654,151.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,394,597.02	9,721,431.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	45,499,950.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	14,120,710.80	16,385,974.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,200,597.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,880,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	11,251,922.08	8,619,332.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,073,272.31	15,298,057.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,132,915.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,322,188.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,777,265.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,039,907.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	14,075,636.72	11,507,685.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,768,514.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,439,343.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,519,568.83	726,525.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	2,215.43	0.00
18	1,220,473.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,720,453.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,222,064.19	1,001,061.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,324,358.42	1,092,960.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	842,230.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	588,510.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	874,905.49	806,284.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,464,774.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,588,178.00	2,082,088.55	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,177,995.51	1,008,841.49	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,229,824.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	891,631.00	1,047,789.49	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	460,860.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,484,009.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	889,650.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	561,490.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	691,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	606,187.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	644,175.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	849,770.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	603,454.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	96,690.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	352,860.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	480,185.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	161,666.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	278,396.89	346,399.22	01/01/22	10/28/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
45	290,804.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	135,757.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	430,349.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	159,612.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	226,563.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	197,612.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	145,337.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	451,864.18	351,153.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	596.02	0.00
53	331,278.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	81,414.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	203,180.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	74,281.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	37,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	35,961.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	232,838,836.29	118,371,162.31				0.00	0.00	0.00	0.00	2,811.45	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.481944%	3.460961%	78
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.481974%	3.460982%	79
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.481997%	3.460997%	80
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482020%	3.461012%	81
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482046%	3.461028%	82
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482064%	3.461039%	83
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482085%	3.461051%	84
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482104%	3.461061%	85
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482123%	3.458122%	86
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482143%	3.458135%	87
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482161%	3.458146%	88
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.482182%	3.458159%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		6,258,685	6,258,685	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,184,231,436	1,184,231,436	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	1,190,490,121	1,190,490,121	0	0	0	0
Feb-23	1,190,856,627	1,190,856,627	0	0	0	0
Jan-23	1,191,169,054	1,191,169,054	0	0	0	0
Dec-22	1,191,480,523	1,191,480,523	0	0	0	0
Nov-22	1,191,808,784	1,191,808,784	0	0	0	0
Oct-22	1,192,107,105	1,192,107,105	0	0	0	0
Sep-22	1,192,421,431	1,192,421,431	0	0	0	0
Aug-22	1,192,717,880	1,192,717,880	0	0	0	0
Jul-22	1,193,013,424	1,193,013,424	0	0	0	0
Jun-22	1,193,325,071	1,193,325,071	0	0	0	0
May-22	1,193,618,760	1,193,618,760	0	0	0	0
Apr-22	1,193,928,617	1,193,928,617	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	453012193	30,000,000.00	3.67000%	30,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
Totals		30,000,000.00		30,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	0.00	0.00	502.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	591.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,094.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,094.27

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Supplemental Notes
None

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